Share Capital and Additional Paid in Capital Authorized - Summary of Stock Options Outstanding and Exercisable (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding	470,668	870,668	820,668	920,668
Stock options, Exercisable	470,668	854,001	820,668	516,664
Exercise Price One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding	420,668	150,000	150,000	150,000
Stock options, Exercisable	420,668	150,000	150,000	150,000
Stock options outstanding, Exercise Price	$ 0.25	$ 0.48	$ 0.47	$ 0.47
Stock options exercisable, Exercise Price	$ 0.25	$ 0.48	$ 0.47	$ 0.47
Stock options outstanding, Remaining life (years)	1 year 11 months 23 days	1 year	5 months 26 days	1 year 5 months 26 days
Stock options exercisable, Remaining life (years)	1 year 11 months 23 days	1 year	5 months 26 days	1 year 5 months 26 days
Expiry Date	Jun. 23, 2025	Jun. 29, 2023	Jun. 29, 2023	Jun. 29, 2023
Exercise Price Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding	50,000	670,668	100,000	720,668
Stock options, Exercisable	50,000	670,668	100,000	333,331
Stock options outstanding, Exercise Price	$ 0.62	$ 0.25	$ 0.25	$ 0.25
Stock options exercisable, Exercise Price	$ 0.62	$ 0.25	$ 0.25	$ 0.25
Stock options outstanding, Remaining life (years)	2 years 2 months 26 days	2 years 11 months 23 days	7 months 2 days	3 years 5 months 23 days
Stock options exercisable, Remaining life (years)	2 years 2 months 26 days	2 years 11 months 23 days	7 months 2 days	3 years 5 months 23 days
Expiry Date	Sep. 23, 2025	Jun. 23, 2025	Mar. 08, 2023	Jun. 23, 2025
Exercise Price Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding		50,000	100,000	50,000
Stock options, Exercisable		33,333	100,000	33,333
Stock options outstanding, Exercise Price		$ 0.62	$ 0.25	$ 0.62
Stock options exercisable, Exercise Price		$ 0.62	$ 0.25	$ 0.62
Stock options outstanding, Remaining life (years)		3 years 2 months 26 days	1 month 9 days	3 years 8 months 23 days
Stock options exercisable, Remaining life (years)		3 years 2 months 26 days	1 month 9 days	3 years 8 months 23 days
Expiry Date		Sep. 23, 2025	Feb. 09, 2023	Sep. 23, 2025
Exercise Price Four
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding			420,668
Stock options, Exercisable			420,668
Stock options outstanding, Exercise Price			$ 0.25
Stock options exercisable, Exercise Price			$ 0.25
Stock options outstanding, Remaining life (years)			2 years 5 months 23 days
Stock options exercisable, Remaining life (years)			2 years 5 months 23 days
Expiry Date			Jun. 23, 2025
Exercise Price Five
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding			50,000
Stock options, Exercisable			50,000
Stock options outstanding, Exercise Price			$ 0.62
Stock options exercisable, Exercise Price			$ 0.62
Stock options outstanding, Remaining life (years)			2 years 8 months 23 days
Stock options exercisable, Remaining life (years)			2 years 8 months 23 days
Expiry Date			Sep. 23, 2025